Expense Example, No Redemption - FidelityCorporateBondFund-AMCIZPRO - FidelityCorporateBondFund-AMCIZPRO - Fidelity Corporate Bond Fund	Oct. 30, 2023 USD ($)
Fidelity Advisor Corporate Bond Fund - Class A
Expense Example, No Redemption:
1 Year	$ 476
3 Years	639
5 Years	816
10 Years	1,327
Fidelity Advisor Corporate Bond Fund - Class C
Expense Example, No Redemption:
1 Year	157
3 Years	486
5 Years	839
10 Years	1,630
Fidelity Advisor Corporate Bond Fund - Class M
Expense Example, No Redemption:
1 Year	482
3 Years	657
5 Years	847
10 Years	1,396
Fidelity Advisor Corporate Bond Fund - Class I
Expense Example, No Redemption:
1 Year	51
3 Years	160
5 Years	280
10 Years	628
Fidelity Advisor Corporate Bond Fund - Class Z
Expense Example, No Redemption:
1 Year	37
3 Years	123
5 Years	219
10 Years	$ 500